Commitments (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CAD
Commitments 1	3,500	3,500
Commitments 2	28,600	28,600
Commitments 3	10	10
Commitments 4	$ 4
Commitments 5		5
Commitments 6	5
Commitments 7	2
Commitments 8		2
Commitments 9	$ 2
Commitments 10	10.00%	10.00%